Interest, advances and promissory notes payable (Details) - Unsecured Promissory Notes Payable to Unrelated Leaders - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unsecured promissory notes payable to unrelated lenders:
i. Interest at 1% per month, repayable on March 31, 2009, due on demand	$ 450,000	$ 450,000	$ 450,000	$ 450,000
ii. Interest at 1% per month, with $50,000 repayable on December 31, 2004, $75,000 repayable on August 18, 2007, $75,000 repayable on November 19, 2007 and the balance due on demand. All are due on demand, accruing interest at the same rate.	887,456	887,456	887,456	887,455
iii. Interest at 0.625% per month, with $50,000 repayable on October 5, 2004, $40,000 repayable on December 31, 2004, and $60,000 repayable on July 28, 2006, all due on demand	150,000	150,000	150,000	150,000
iv. Non-interest-bearing, repayable on July 17, 2005, due on demand	270,912	270,912	270,912	270,912
v. Non-interest-bearing loan repayable at $25,000 per month beginning October 2009, none repaid to date	310,985	310,985	310,985	310,986
vi. Interest at 0.667% per month, with $125,000 due January 15, 2011	125,000	125,000	125,000	125,000
Promissory notes payable, secured by a guarantee from the Chief Executive Officer, bearing interest at 1% per month	60,000	60,000	200,000	200,000
Total Promissory Notes Payable to Unrelated Parties	$ 2,254,353	$ 2,254,353	$ 2,394,353	$ 2,394,353